Stockholders' equity - General and dividends (Details) $ in Millions	1 Months Ended						2 Months Ended	12 Months Ended
	Mar. 31, 2022 SFr / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 SFr / shares	Jul. 31, 2020 shares	Apr. 30, 2020 USD ($)	Mar. 31, 2020 SFr / shares	Apr. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Equity
Company's authorized shares								2,469,000,000	2,557,000,000
Company's registered and issued shares								1,965,000,000	2,053,000,000
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share) | SFr / shares	SFr 0.82		SFr 0.80			SFr 0.80
Distribution to ABB Ltd's shareholders | $		$ 1,730			$ 1,758		$ 1,700	$ 1,700	$ 1,730	$ 1,758
Percent of share capital intended to purchase				10.00%
Additional Maximum Share Intended On Purchasing				180,000,000
Retained earnings
Equity
Distribution to ABB Ltd's shareholders | $								$ 1,700	$ 1,730	$ 1,758